SELECTED QUARTERLY FINANCIAL DATA (UNAUDITED) - Additional Information (Details) - USD ($) $ in Millions	3 Months Ended								5 Months Ended	12 Months Ended
	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
New Accounting Pronouncements or Change in Accounting Principle
Decrease in interest expense										$ (2,896)	$ (5,334)	$ (11,852)
Increase in other operating expenses										11,427	11,227	10,429
Income tax benefit from reduction in valuation allowance related to deferred tax assets			$ (450)
Discontinued Operations, Held-for-sale | Australia Consumer Banking Business
New Accounting Pronouncements or Change in Accounting Principle
Pretax loss on sale		$ 700							$ 700
Loss on sale, after-tax		600							$ 600
Discontinued Operations, Held-for-sale | Korea Consumer Banking Business
New Accounting Pronouncements or Change in Accounting Principle
Pretax loss on sale	$ 1,052
Loss on sale, after-tax	792
Revision of Prior Period, Reclassification, Adjustment
New Accounting Pronouncements or Change in Accounting Principle
Decrease in interest expense	295	293	279	$ 340	$ 333	$ 375	$ 270	$ 225		1,207	1,203	781
Increase in other operating expenses	$ 295	$ 293	$ 279	$ 340	$ 333	$ 375	$ 270	$ 225		$ 1,207	$ 1,203	$ 781